Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Jul. 21, 2015
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 734,886	¥ 744,273
Less - Portion due within one year	53,424	187,668
Total	681,462	556,605
Unsecured loans, due 2016 to 2024, with interest rates ranging from 0.27% to 5.47% per annum
Debt Instrument [Line Items]
Long-term debt including current portion		237,850
Unsecured loans, due 2017 to 2024, with interest rates ranging from 0.24% to 5.10% per annum
Debt Instrument [Line Items]
Long-term debt including current portion	63,248
Unsecured 0.55% bonds, due 2016
Debt Instrument [Line Items]
Long-term debt including current portion		10,000
Unsecured 0.66% bonds, due 2017
Debt Instrument [Line Items]
Long-term debt including current portion		45,000
Unsecured 0.43% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 0.86% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	150,000	150,000
Unsecured 2.00% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	16,300	16,300
Unsecured 0.05% bonds, due 2019
Debt Instrument [Line Items]
Long-term debt including current portion	69,793
Unsecured 2.07% bonds, due 2019
Debt Instrument [Line Items]
Long-term debt including current portion	50,000	50,000
Unsecured 0.23% bonds, due 2021
Debt Instrument [Line Items]
Long-term debt including current portion	89,670
Unsecured 1.41% bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 0.28% bonds, due 2023
Debt Instrument [Line Items]
Long-term debt including current portion	15,000
Unsecured 0.42% bonds, due 2026
Debt Instrument [Line Items]
Long-term debt including current portion	24,887
Unsecured zero coupon convertible bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	120,000	120,000	¥ 120,000
Secured 0.10% loans, due 2016 to 2019
Debt Instrument [Line Items]
Long-term debt including current portion		40,000
Secured 0.00% loans, due 2019 to 2020
Debt Instrument [Line Items]
Long-term debt including current portion	70,000
Capital lease obligation and other, due 2016 to 2024
Debt Instrument [Line Items]
Long-term debt including current portion		43,248
Capital lease obligation and other, due 2017 to 2027
Debt Instrument [Line Items]
Long-term debt including current portion	34,224
Guarantee deposits received
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 11,764	¥ 11,875